Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Carrying Value of the Assets and Liabilities of the Company's Variable Interest Entities

The carrying value of the assets and liabilities recognized in the condensed consolidated balance sheets with respect to the Company’s interests in VIEs that were not consolidated is set forth below:

	As of
	December 31, 2020	March 31, 2020
Investments in funds	$63,449	$53,386
Due from affiliates, net	4,165	6,116
Less: Amounts attributable to non-controlling interests in subsidiaries	7,238	6,641

Maximum exposure to loss	$60,376	$52,861

StepStone Group LP
Schedule of Carrying Value of the Assets and Liabilities of the Company's Variable Interest Entities

The carrying value of the assets and liabilities recognized in the consolidated balance sheets with respect to the Company’s interests in VIEs that were not consolidated is set forth below:

	As of March 31,
	2020	2019
Investments in funds	$53,386	$43,269
Due from affiliates, net	6,116	791
Less: Amounts attributable to non-controlling interests	6,641	3,933

Maximum exposure to loss	$52,861	$40,127